Supplementary Information to Statements of Operations (Details) - Schedule of net earnings per share - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of net earnings per share [Abstract]
Income (loss)	$ (960)	$ (913)	$ 990
Net income (loss) available to Ordinary shareholders	$ (960)	$ (913)	$ 990
Basic weighted average Ordinary shares outstanding (in thousands)	4,298	4,053	3,500
Diluted weighted average Ordinary shares outstanding (in thousands)	4,298	4,059	3,500
Basic and diluted income (loss) per share	$ (0.22)	$ (0.23)	$ 0.28